Shareholder Report, Line Graph (Details) - USD ($)	Jul. 31, 2025	Jan. 31, 2025	Jul. 31, 2024	Jan. 31, 2024	Jul. 31, 2023	Jan. 31, 2023	Sep. 29, 2022
C000237976 [Member]
Account Value [Line Items]
Accumulated Value	$ 15,692	$ 14,508	$ 14,308	$ 13,252	$ 12,983	$ 12,415	$ 10,000
Solactive GBS Global Markets All Cap USD Index ($17,341) [Member]
Account Value [Line Items]
Accumulated Value	17,341	16,052	15,007	13,345	12,854	11,705	10,000
70% Solactive GBS United States 1000 Index, 30% Solactive GBS Developed Markets ex North America Large & Mid Cap Index (Net Total Return) ($17,647) [Member]
Account Value [Line Items]
Accumulated Value	$ 17,647	$ 16,468	$ 15,302	$ 13,625	$ 12,959	$ 11,674	$ 10,000